EMPLOYEE BENEFITS - Summary of the share-based compensation plan (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	$ 13,748,000
Expense	$ 4,325,000
Number of stock options (in shares) | shares	2,155,851	2,658,595	1,933,239
Number of stock options vested (in shares) | shares	999,116
Fair value vested ($)	$ 5,433,000
Deferred tax assets	13,186,000	$ 7,691,000
Share-based compensation plan
Disclosure of range of exercise prices of outstanding share options [line items]
Deferred tax assets	$ 5,772,000	$ 4,919,000
Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	162,188
Fair value at grant date ($)	$ 6,096,000
Expense	4,380,000
Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	13,370,000
Expense	$ 4,263,000
Number of stock options (in shares) | shares	2,062,341
Number of stock options vested (in shares) | shares	925,856
Fair value vested ($)	$ 5,241,000
Non-Employees Restricted Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	2,671
Fair value at grant date ($)	$ 100,000
Expense	63,000
Employee and Non Employee Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 37.07
Number of Restricted Stock Units (in shares) | shares	164,859	0
Fair value at grant date ($)	$ 6,196,000
Expense	4,443,000
Non-Employees Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	378,000
Expense	$ 62,000
Number of stock options (in shares) | shares	93,510
Number of stock options vested (in shares) | shares	73,260
Fair value vested ($)	$ 192,000
Exercise Price, $.95 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	60,000
Expense	0
Excerise price ($ per share)	$ 0.95
Number of stock options (in shares) | shares	11,003
Number of stock options vested (in shares) | shares	11,003
Fair value vested ($)	$ 60,000
Exercise Price, $.71 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	1,135,000
Expense	0
Excerise price ($ per share)	$ 0.71
Number of stock options (in shares) | shares	200,000
Number of stock options vested (in shares) | shares	200,000
Fair value vested ($)	$ 1,135,000
Exercise Price, $1.40 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	3,000
Expense	8,000
Excerise price ($ per share)	$ 1.40
Number of stock options (in shares) | shares	616
Number of stock options vested (in shares) | shares	616
Fair value vested ($)	$ 3,000
Exercise Price, $2.48 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	12,000
Expense	14,000
Excerise price ($ per share)	$ 2.48
Number of stock options (in shares) | shares	3,097
Number of stock options vested (in shares) | shares	3,097
Fair value vested ($)	$ 12,000
Exercise Price, $2.93 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	0
Expense	0
Excerise price ($ per share)	$ 2.93
Number of stock options (in shares) | shares	0
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $3.38 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	109,000
Expense	144,000
Excerise price ($ per share)	$ 3.38
Number of stock options (in shares) | shares	32,955
Number of stock options vested (in shares) | shares	32,955
Fair value vested ($)	$ 109,000
Exercise Price, $2.71 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	23,000
Expense	202,000
Excerise price ($ per share)	$ 2.71
Number of stock options (in shares) | shares	6,031
Number of stock options vested (in shares) | shares	6,031
Fair value vested ($)	$ 23,000
Exercise Price, $6.77 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	0
Expense	12,000
Excerise price ($ per share)	$ 6.77
Number of stock options (in shares) | shares	0
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $6.77 | Non-Employees Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	35,000
Expense	0
Excerise price ($ per share)	$ 6.77
Number of stock options (in shares) | shares	22,170
Number of stock options vested (in shares) | shares	22,170
Fair value vested ($)	$ 35,000
Exercise Price, $7.04 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	0
Expense	37,000
Excerise price ($ per share)	$ 7.04
Number of stock options (in shares) | shares	0
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $12.22 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	65,000
Expense	0
Excerise price ($ per share)	$ 12.22
Number of stock options (in shares) | shares	24,999
Number of stock options vested (in shares) | shares	24,999
Fair value vested ($)	$ 65,000
Exercise Price, $12.22 | Non-Employees Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	52,000
Expense	0
Excerise price ($ per share)	$ 12.22
Number of stock options (in shares) | shares	22,170
Number of stock options vested (in shares) | shares	22,170
Fair value vested ($)	$ 52,000
Exercise Price, $10.00 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	1,166,000
Expense	881,000
Excerise price ($ per share)	$ 10.00
Number of stock options (in shares) | shares	350,517
Number of stock options vested (in shares) | shares	226,651
Fair value vested ($)	$ 754,000
Exercise Price, $10.00 | Non-Employees Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	43,000
Expense	0
Excerise price ($ per share)	$ 10.00
Number of stock options (in shares) | shares	22,170
Number of stock options vested (in shares) | shares	22,170
Fair value vested ($)	$ 43,000
Exercise Price, $13.20 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	8,000
Expense	15,000
Excerise price ($ per share)	$ 13.20
Number of stock options (in shares) | shares	3,769
Number of stock options vested (in shares) | shares	1,648
Fair value vested ($)	$ 3,000
Exercise Price, $22.77 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	221,000
Expense	74,000
Excerise price ($ per share)	$ 22.77
Number of stock options (in shares) | shares	30,000
Number of stock options vested (in shares) | shares	20,000
Fair value vested ($)	$ 147,000
Exercise Price, $28.31 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	3,398,000
Expense	1,160,000
Excerise price ($ per share)	$ 28.31
Number of stock options (in shares) | shares	490,275
Number of stock options vested (in shares) | shares	195,800
Fair value vested ($)	$ 1,357,000
Exercise Price, $29.34 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	125,000
Expense	29,000
Excerise price ($ per share)	$ 29.34
Number of stock options (in shares) | shares	18,454
Number of stock options vested (in shares) | shares	14,868
Fair value vested ($)	$ 100,000
Exercise Price, $34.20 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	142,000
Expense	35,000
Excerise price ($ per share)	$ 34.20
Number of stock options (in shares) | shares	16,500
Number of stock options vested (in shares) | shares	8,250
Fair value vested ($)	$ 71,000
Exercise Price, $29.01 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	1,663,000
Expense	477,000
Excerise price ($ per share)	$ 29.01
Number of stock options (in shares) | shares	241,250
Number of stock options vested (in shares) | shares	46,250
Fair value vested ($)	$ 319,000
Exercise Price, $32.36 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	4,438,000
Expense	1,118,000
Excerise price ($ per share)	$ 32.36
Number of stock options (in shares) | shares	547,875
Number of stock options vested (in shares) | shares	133,688
Fair value vested ($)	$ 1,083,000
Exercise Price, $36.30 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	127,000
Expense	4,000
Excerise price ($ per share)	$ 36.30
Number of stock options (in shares) | shares	15,000
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $38.16 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	364,000
Expense	23,000
Excerise price ($ per share)	$ 38.16
Number of stock options (in shares) | shares	40,000
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $43.42 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	311,000
Expense	30,000
Excerise price ($ per share)	$ 43.42
Number of stock options (in shares) | shares	30,000
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $39.37 | Non-Employees Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	248,000
Expense	62,000
Excerise price ($ per share)	$ 39.37
Number of stock options (in shares) | shares	27,000
Number of stock options vested (in shares) | shares	6,750
Fair value vested ($)	$ 62,000
Grant Price, $34.96 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 34.96
Number of Restricted Stock Units (in shares) | shares	0
Fair value at grant date ($)	$ 0
Expense	1,476,000
Grant Price, $36.30 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 36.30
Number of Restricted Stock Units (in shares) | shares	2,000
Fair value at grant date ($)	$ 73,000
Expense	3,000
Grant Price, $37.00 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 37.00
Number of Restricted Stock Units (in shares) | shares	143,188
Fair value at grant date ($)	$ 5,298,000
Expense	2,766,000
Grant Price, $37.44 | Non-Employees Restricted Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 37.44
Number of Restricted Stock Units (in shares) | shares	2,671
Fair value at grant date ($)	$ 100,000
Expense	63,000
Grant Price, $42.00 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 42.00
Number of Restricted Stock Units (in shares) | shares	9,000
Fair value at grant date ($)	$ 378,000
Expense	101,000
Grant Price, $43.42 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share)	$ 43.42
Number of Restricted Stock Units (in shares) | shares	8,000
Fair value at grant date ($)	$ 347,000
Expense	$ 34,000